Label	Element	Value
Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	€ 21,000,000
Trade receivables [member]
Fair Value of Assets Representing Derecognised Financial Assets	fcagroup_FairValueofAssetsRepresentingDerecognisedFinancialAssets	6,752,000,000
Fair Value of Assets Representing Derecognised Financial Assets	fcagroup_FairValueofAssetsRepresentingDerecognisedFinancialAssets	6,847,000,000
Reserve of remeasurements of defined benefit plans [member]
Equity	ifrs-full_Equity	(810,000,000)
Reserve of gains and losses from investments in equity instruments [member]
Equity	ifrs-full_Equity	(352,000,000)
Other reserves [member]
Equity	ifrs-full_Equity	20,942,000,000
Other reserves [member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	21,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	970,000,000
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	68,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	168,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Equity	ifrs-full_Equity	3,000,000
Available-for-sale Securities1 [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Assets	ifrs-full_Assets	45,000,000
Derivatives [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Assets (liabilities)	ifrs-full_NetAssetsLiabilities	€ 29,000,000